Note 18 - Capital Management	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of capital management [text block]
Note
18
Capital management

The Group’s policy is to maintain a strong capital base to support investor, creditor and market confidence and to sustain future development of the business in accordance with its growth plans.

In
July 2018,
the Group completed its IPO of ADSs on Nasdaq, raising
US$110.8
million net proceeds. Concurrent with the IPO, the Group also completed a private placement of shares to certain private investors, raising an additional
US$57.0
million net proceeds. As of
December 31, 2018,
the Group had cash and cash equivalents totaling
US$177.9
million.

See Note
16
for a schedule of maturities for financial liabilities.

In
November 2018
the Board of Directors approved a share repurchase program of up to
1.5
million ADSs to be purchased in the open market. As of
December 31, 2018,
the Group had repurchased a total of
728,912
ADSs, at a total cost of
US$4.9
million. In
February 2019,
the share repurchase program was completed following the successful repurchase of all
1.5
million ADSs at a total cost of
US$10.6
million (
US$10.7
million including commissions).

The Group does
not
have any present plans of cash dividends or additional share repurchase programs.